INTANGIBLE ASSETS - Summary of reconciliation of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 241	$ 261
Amortization	(9)	(20)
Ending balance	$ 232	$ 241